Transactions With Related Parties and Joint Operators - Summary of Sale Purchase of Goods Services (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	S/ 100,752	S/ 181,664
Accounts payable to related parties	55,174	80,217
Long-term accounts receivable from related parties	773,930	531,384
Long-term accounts payable to related parties	25,954	65,320
Gaseoducto Sur Peruano SA [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	2,407
Peru Piping Spools SAC [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	279	9,076
Accounts payable to related parties	185
Arturo Serna [Member]
Disclosure of transactions between related parties [line items]
Accounts payable to related parties		2,984
Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	2,686	9,076
Accounts payable to related parties	2,869	2,984
Gaseoducto Sur Peruano SA [member]
Disclosure of transactions between related parties [line items]
Long-term accounts receivable from related parties	773,930	531,384
Consorcio Constructor Ductos del Sur [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties		62,834
Long-term accounts payable to related parties		37,238
Ferrovias Participaciones [member]
Disclosure of transactions between related parties [line items]
Long-term accounts payable to related parties	21,648	20,813
Ferrovias Argentina [member]
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	2,684
Long-term accounts payable to related parties		2,835
Arturo Serna [Member]
Disclosure of transactions between related parties [line items]
Long-term accounts payable to related parties	4,306	4,434
Consorcio GyM Conciviles [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	43,435	61,006
Consorcio Rio Urubamba [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	8,964	9,072
Consorcio Peruano de Conservacion [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	7,417	8,784
Consorcio Vial Quinua [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties		4,198
Accounts payable to related parties	2,162	738
Consorcio Italo Peruano [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	14,536	4,174
Accounts payable to related parties	18,849	17,325
Consorcio La Gloria [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	1,688	3,521
Accounts payable to related parties	1,358	3,080
Terminales del Peru [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	3,290	3,215
Accounts payable to related parties		259
Consorcio Rio Mantaro [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	1,134	3,191
Accounts payable to related parties	763	6,886
Consorcio Vial Sierra [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	2,355	940
Accounts payable to related parties	1,854	5,400
Consorcio Constructor Chavimochic [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	1,959	915
Accounts payable to related parties	5,817	2,471
Consorcio Energia Y Vapor [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties		491
Accounts payable to related parties	72	3,203
Consorcio Ermitano [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	1,067	83
Accounts payable to related parties	6	6,372
Consorcio Menegua [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	39	30
Accounts payable to related parties		3,803
Consorcio para la Atencion y Mantenimiento de Ductos [member]
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	12,074	21,790
Consorcio Huacho Pativilca [member]
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	2,377	3,434
Other minors [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	12,182	10,134
Accounts payable to related parties	6,973	2,472
Joint operations [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	98,066	172,588
Accounts payable to related parties	S/ 52,305	S/ 77,233